Income Tax (Details) - USD ($)	6 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Tax [Line Items]
Federal operating loss carryforwards		$ 22,900,000		$ 18,791,000	$ 17,839,000
State operating loss carryforwards		15,600,000		14,810,000	14,504,000
UK net operating loss carryforwards		2,800,000		2,514,000	2,277,000
Gross deferred tax assets		7,194,000		6,474,000	6,303,000
Net operating loss carry-forwards		$ 6,597,000		$ 5,608,000	$ 5,329,000
Deferred Tax Asset [Member]
Income Tax [Line Items]
Percentage of valuation allowance against deferred tax assets		100.00%	100.00%	100.00%	100.00%
Aspen-1 Acquisition Inc. [Member]
Income Tax [Line Items]
Percentage of valuation allowance against deferred tax assets	(21.00%)			(21.00%)	(21.00%)
Gross deferred tax assets	$ 34,500			$ 31,800	$ 22,700
Net operating loss carry-forwards	$ 164,200			$ 151,600	$ 108,100
Tax Year 2017 [Member]
Income Tax [Line Items]
Percentage of federal net operating loss to offset future taxable income		80.00%		80.00%
Tax Year 2021 [Member]
Income Tax [Line Items]
Percentage of federal net operating loss to offset future taxable income		80.00%		80.00%